Income Taxes	3 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note 8. Income Taxes

The Company had a negative effective tax rate of 9.3% for the three-month period ended March 31, 2018 compared to a negative effective tax rate of 10.7% for the three-month period ended March 31, 2017. The Company’s effective tax rate was primarily impacted by different geographic mixes of earnings and losses.